Related Party Transactions - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	¥ 8,416,635	$ 1,320,755	¥ 10,541,479	¥ 2,298,074
Tencent Group | Computer equipment
Related Party Transactions
Services received from related party	1,833,495	287,715
Shanghai Fufeitong
Related Party Transactions
Services received from related party	¥ 211,414	$ 33,175	¥ 45,364